Commitments and contingencies	12 Months Ended
Dec. 31, 2024
Commitments and contingencies
Commitments and contingencies

20. Commitments and contingencies

Capital Commitments

The Company’s capital commitments relate primarily to commitments in connection with its plan to build an office building and innovation center. The total capital commitments contracted but not yet reflected in the financial statements as of December 31,2023 and 2024 amounted to RMB 397,421,757 and RMB 157,801,809 (US$ 21,618,759) respectively. All of the commitments relating to the construction will be settled in installments.